Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 9,838,420	$ 222,443
Market securities and investments in other companies	14,013,076	7,329,096
Derivative hedge assets	31,252,095	16,614,484
Total other financial assets	55,103,591	24,166,023
Derivative hedge liabilities	8,813,456	5,323,640
Derivative financial instruments	411,954	4,243,939
Total financial derivative liabilities	9,225,410	9,567,579
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	14,013,076	7,329,096
Derivative hedge assets	0	0
Total other financial assets	14,013,076	7,329,096
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	9,838,420	222,443
Market securities and investments in other companies	0	0
Derivative hedge assets	31,252,095	16,614,484
Total other financial assets	41,090,515	16,836,927
Derivative hedge liabilities	8,813,456	5,323,640
Derivative financial instruments	411,954	4,243,939
Total financial derivative liabilities	9,225,410	9,567,579
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Derivative hedge assets	0	0
Total other financial assets	0	0
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	$ 0	$ 0